                      -----------------------------------
                      Semiannual Report February 28, 1999
                      -----------------------------------

                                   OPPENHEIMER

                              International Small
                                  Company Fund

                                    [GRAPHIC]

                                     [LOGO]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 An Interview
   with Your Fund's Manager

 8 Financial
   Statements

24 Officers and
   Trustees

28 Information and
   Services

Report highlights
--------------------------------------------------------------------------------

o The broad market pullback of September and October 1998 hurt the Fund's performance, but losses were lessened due to limited exposure to emerging markets and our holdings of stocks yielding high dividends.

o We see continuing investment opportunities in the countries of the European Monetary Union (EMU) as well as Great Britain.

Cumulative Total Returns
For the 6-Month Period
Ended 2/28/99

Class A
Without         With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
16.47%          9.77%
-----------------------------

Class B
Without  With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
15.92%          10.92%
-----------------------------

Class C
Without  With
Sales Chg.(1)   Sales Chg.(2)
-----------------------------
15.92%          14.92%
-----------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                2 Oppenheimer International Small Company Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
International Small
Company Fund

Dear shareholder,
--------------------------------------------------------------------------------

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.
      With respect to the U.S. bond market, stronger-than-expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer-term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax exempt bond prices and yields have remained relatively stable.
      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.
      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.
      Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.
      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
March 19, 1999


                3 Oppenheimer International Small Company Fund

"Some of our holdings rose in value so quickly that they reached our 12-month target prices in just a few months' time."

An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer International Small Company Fund perform during the six-month period that ended February 28, 1999?
The Fund performed well during an exceptionally challenging and volatile period in the global equity markets. Although we are more concerned with returns for our investors than with relative performance, it is notable that the Fund's Class A shares were ranked 11 out of 60 international small company funds during the one-year period that ended March 31, 1999 as measured by Lipper Analytical Services.1 We attribute this to our focus on selecting stocks with above-average growth, above-average yield, and below-average valuation.

What made this such a challenging period?
During the second half of 1998, economic difficulties in emerging markets throughout the world sparked fears of a global economic slowdown. As a result, most equities suffered. Especially hard hit were the stocks of companies in the troubled regions of Eastern Europe, Asia and South America, as well as companies elsewhere in the world that derive significant revenues from these regions. In particular, the British market fell sharply as a result of Great Britain's close economic ties to Hong Kong. The stocks of small companies around the world also suffered disproportionately as investors sought refuge in large companies.


1. Source: Lipper Analytical Services, Inc., 3/31/99. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested.


                4 Oppenheimer International Small Company Fund

[PHOTO]

Portfolio Management
Team (l to r)
Bill Wilby
Nicholas Horsley
(Portfolio Manager)
George Evans

However, fears of a global slowdown eased in October as developed economies, led by the United States, showed continuing economic strength. As a result, most stock markets worldwide rebounded remarkably swiftly. Although Latin American markets suffered a setback because of monetary weakness in Brazil, the markets of Europe, Asia and the United States rose sharply through the rest of 1998 and into the beginning of 1999.

How did you manage the Fund in light of these events?

We recognized the problems in Asia and South America relatively early, as well as the likely impact of Hong Kong's problems on the British market. By September, we held minimal positions in Asia and Brazil.
      The Fund also benefited from its value aspect of our investment strategy. Specifically, we maintained holdings of stocks paying strong dividends. These investments helped cushion the Fund, to some degree, against the market's volatility.
      We took advantage of favorable buying opportunities in September and October, staking out new positions in quality European companies such as Singer & Friedlander Group plc, a British merchant bank. This company offered a high dividend yield while selling at a very attractive price. Other European companies offered exceptional growth opportunities at reasonable prices. Some of these holdings rose in value so quickly that they reached our 12-month target prices before the end of 1998. In those instances, we sold our holdings and looked for new opportunities.


                5 Oppenheimer International Small Company Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(2)

Class A
                  Since
1 year            Inception
---------------------------
7.47%             20.80%
---------------------------

Class B
                  Since
1 year            Inception
---------------------------
8.02%             22.40%
---------------------------

Class C
                  Since
1 year            Inception
---------------------------
12.02%            25.09%
---------------------------

An interview with your Fund's manager
--------------------------------------------------------------------------------

What is your outlook for the future?
We remain optimistic about Europe. On January 1, 1999, 11 European countries joined together to form the European Monetary Union (EMU), tying their economic systems to a single interest rate and a common currency. We believe the EMU will increase the comparability of company performance from country to country, forcing less competitive businesses to restructure. At the same time, strict limits on government borrowing have made these economies more fiscally responsible and attractive to investment.
      Although Great Britain is not currently part of the EMU, we also see opportunities there. Several attractive British companies that yield high dividend rates are available at relatively low prices. We believe the country's prolonged expansion is likely to continue at a rate that will meet or exceed analysts' expectations, and that the risks of the market's Asian exposure are already factored into stock prices.
      At the same time, we continue to be wary of Asia. Although our caution caused us to miss the Asian markets' sharp upswing in late 1998, we do not believe the rise in stock prices is backed by solid fundamentals. As a result, we have limited our Asian investments to a small number of selected Japanese companies.


2. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A, B and C shares were first publicly offered on 11/17/97. Class A returns include the maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception.) Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                6 Oppenheimer International Small Company Fund

Regional Allocation/3/

       [GRAPHIC]

Europe            64.3%
Asia              16.6
United States     12.7
Latin America      3.6
Emerging Europe    2.8

We will continue to employ our disciplined stock-picking strategy to seek foreign companies with a history of strong profitability and farsighted management in industries with good growth trends. That's what makes Oppenheimer International Small Company Fund part of The Right Way to Invest.

Top 10 Country Holdings/3/
--------------------------------------------------------------------------------
Great Britain                                                              31.7%
--------------------------------------------------------------------------------
United States                                                              12.7
--------------------------------------------------------------------------------
France                                                                     11.6
--------------------------------------------------------------------------------
Netherlands                                                                 8.1
--------------------------------------------------------------------------------
Singapore                                                                   5.4
--------------------------------------------------------------------------------
Australia                                                                   4.2
--------------------------------------------------------------------------------
Switzerland                                                                 3.9
--------------------------------------------------------------------------------
Japan                                                                       3.8
--------------------------------------------------------------------------------
Portugal                                                                    2.8
--------------------------------------------------------------------------------
Spain                                                                       2.6
--------------------------------------------------------------------------------

Top 10 Stock Holdings/3/
--------------------------------------------------------------------------------
Johnson Matthey plc                                                         7.5%
--------------------------------------------------------------------------------
Rosebys plc                                                                 4.2
--------------------------------------------------------------------------------
Cable & Wireless Optus Ltd.                                                 4.2
--------------------------------------------------------------------------------
Gretag Imaging Group                                                        4.0
--------------------------------------------------------------------------------
Uni-Invest NV                                                               3.8
--------------------------------------------------------------------------------
Leon de Bruxelles SA                                                        3.1
--------------------------------------------------------------------------------
Rothmans Industries Ltd.                                                    2.9
--------------------------------------------------------------------------------
Singer & Friedlander Group plc                                              2.7
--------------------------------------------------------------------------------
SPIR Communication SA                                                       2.6
--------------------------------------------------------------------------------
Imagineer Co. Ltd.                                                          2.4
--------------------------------------------------------------------------------

3. Portfolio is subject to change. Percentages are as of February 28, 1999, and are based on total market value of investments.


                7 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Statement of Investments February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                     Market Value
                                                                         Shares      See Note 1
=================================================================================================
Common Stocks--94.5%
-------------------------------------------------------------------------------------------------
Basic Materials--8.0%
-------------------------------------------------------------------------------------------------
Metals--8.0%
Johnson Matthey plc                                                      185,000       $1,355,153
-------------------------------------------------------------------------------------------------
Capital Goods--5.9%
-------------------------------------------------------------------------------------------------
Electrical Equipment--1.4%
Halma plc                                                                115,600          235,193
-------------------------------------------------------------------------------------------------
Industrial Services--0.3%
BAU Holdings AF, Preference/(1)/                                           2,085           53,785
-------------------------------------------------------------------------------------------------
Manufacturing--4.2%
Gretag Imaging Group/(1)/                                                  8,170          716,042
-------------------------------------------------------------------------------------------------
Consumer Cyclicals--27.7%
-------------------------------------------------------------------------------------------------
Autos & Housing--9.1%
Alfred McAlpine Group plc/(1)/                                           150,000          382,077
-------------------------------------------------------------------------------------------------
Courts (Singapore) Ltd.                                                  845,000          252,710
-------------------------------------------------------------------------------------------------
George Wimpey plc                                                        169,500          358,432
-------------------------------------------------------------------------------------------------
Grupo Accion SA de CV, Series B/(1)/                                     592,000          214,084
-------------------------------------------------------------------------------------------------
Persimmon plc                                                             76,600          265,674
-------------------------------------------------------------------------------------------------
Pininfarina SpA/(1)/                                                       3,500           67,235
                                                                                       ----------
                                                                                        1,540,212

-------------------------------------------------------------------------------------------------
Media--14.2%
Lusomundo SGPS SA                                                         33,200          382,662
-------------------------------------------------------------------------------------------------
NRJ SA/(1)/                                                                1,600          351,268
-------------------------------------------------------------------------------------------------
Prosieben Media AG, Preferred/(1)/                                         5,875          298,269
-------------------------------------------------------------------------------------------------
Publicis SA/(1)/                                                             955          160,392
-------------------------------------------------------------------------------------------------
SPIR Communication SA/(1)/                                                 7,850          465,320
-------------------------------------------------------------------------------------------------
Times Publishing Ltd.                                                     85,000          126,362
-------------------------------------------------------------------------------------------------
TV 4 AB/(1)/                                                              21,520          267,297
-------------------------------------------------------------------------------------------------
United International Holdings, Inc., Cl. A/(1)/                            6,500          299,000
-------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV/(1)/                                   1,750           65,218
                                                                                       ----------
                                                                                        2,415,788

-------------------------------------------------------------------------------------------------
Retail: Specialty--4.4%
Rosebys plc                                                              480,000          753,582


                8 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                     Market Value
                                                                         Shares      See Note 1
-------------------------------------------------------------------------------------------------
Consumer Staples--7.3%
-------------------------------------------------------------------------------------------------
Entertainment--3.2%
Leon de Bruxelles SA                                                      12,800       $  549,383
-------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.1%
Makro Atacadista SA                                                       36,300          186,037
-------------------------------------------------------------------------------------------------
Tobacco--3.0%
Rothmans Industries Ltd.                                                  88,000          516,134
-------------------------------------------------------------------------------------------------
Financial--15.2%
-------------------------------------------------------------------------------------------------
Banks--1.6%
Banco International do Funchal SA/(1)/                                    12,252          115,394
-------------------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E                           7,000          158,812
-------------------------------------------------------------------------------------------------
IFCT Finance & Securities Public Company Ltd. plc/(1)(2)/                140,000               --
                                                                                       ----------
                                                                                          274,206

-------------------------------------------------------------------------------------------------
Diversified Financial--6.3%
ICICI Ltd., GDR/(1)(3)/                                                   12,100           74,717
-------------------------------------------------------------------------------------------------
Metrovacesa SA                                                             7,280          187,397
-------------------------------------------------------------------------------------------------
Ruam Pattana Fund II/(1)/                                                625,000           82,060
-------------------------------------------------------------------------------------------------
Shohkoh Fund & Co.                                                           600          251,833
-------------------------------------------------------------------------------------------------
Singer & Friedlander Group plc/(1)/                                      238,000          476,596
                                                                                       ----------
                                                                                        1,072,603

-------------------------------------------------------------------------------------------------
Insurance--3.3%
Mapfre Vida Seguros                                                        7,600          279,895
-------------------------------------------------------------------------------------------------
National Mutual Asia Ltd.                                                400,000          283,953
                                                                                       ----------
                                                                                          563,848

-------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--4.0%
UNI-INVEST NV/(1)/                                                        42,000          682,338
-------------------------------------------------------------------------------------------------
Healthcare--2.2%
-------------------------------------------------------------------------------------------------
Healthcare/Drugs--2.2%
Biocompatibles International plc/(1)/                                    120,000          128,801
-------------------------------------------------------------------------------------------------
Haw Par Healthcare Ltd.                                                  158,000           82,577
-------------------------------------------------------------------------------------------------
Oxford Molecular Group plc/(1)/                                          280,000          161,482
                                                                                       ----------
                                                                                          372,860


                9 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                     Market Value
                                                                         Shares      See Note 1
-------------------------------------------------------------------------------------------------
Technology--20.7%
-------------------------------------------------------------------------------------------------
Computer Hardware--4.1%
Eidos plc/(1)/                                                            11,500       $  275,424
-------------------------------------------------------------------------------------------------
Imagineer Co. Ltd./(1)/                                                   41,900          427,299
                                                                                       ----------
                                                                                          702,723
-------------------------------------------------------------------------------------------------
Computer Software/Services--15.4%
Autonomy Corp. plc/(1)/                                                   26,900          241,293
-------------------------------------------------------------------------------------------------
Cegid SA/(1)/                                                                980          161,902
-------------------------------------------------------------------------------------------------
Computacenter plc/(1)/                                                    47,200          391,683
-------------------------------------------------------------------------------------------------
Devote BV/(1)/                                                            19,800          330,367
-------------------------------------------------------------------------------------------------
Dialog Corp. plc/(1)/                                                     83,000           86,428
-------------------------------------------------------------------------------------------------
ICT Automatisering NV/(1)/                                                20,000          379,808
-------------------------------------------------------------------------------------------------
Industrial & Financial Systems Ltd. IFS AB, B Shares/(1)/                 20,000          169,265
-------------------------------------------------------------------------------------------------
Software AG Systems, Inc./(1)/                                             7,500           83,906
-------------------------------------------------------------------------------------------------
Synstar plc/(1)/                                                         150,000          379,674
-------------------------------------------------------------------------------------------------
Transiciel SA/(1)/                                                         3,003          391,286
                                                                                       ----------
                                                                                        2,615,612

-------------------------------------------------------------------------------------------------
Photography--1.2%
Photobition Group plc                                                     50,000          202,453
-------------------------------------------------------------------------------------------------
Telecommunications--6.9%
-------------------------------------------------------------------------------------------------
Telecommunications/Technology--6.9%
Cable & Wireless Optus Ltd./(1)/                                         340,900          749,330
-------------------------------------------------------------------------------------------------
Esat Telecom Group plc, ADR/(1)/                                           6,500          305,500
-------------------------------------------------------------------------------------------------
Tandberg Television ASA/(1)/                                              15,200          124,802
                                                                                       ----------
                                                                                        1,179,632

-------------------------------------------------------------------------------------------------
Utilities--0.6%
-------------------------------------------------------------------------------------------------
Electric Utilities--0.6%
Cia de Eletricidade do Estado da Bahia, Preference                     5,600,000           98,505
                                                                                        ----------
Total Common Stocks (Cost $15,445,466)                                                  16,086,089

                                                                         Units
=================================================================================================
Rights, Warrants and Certificates--0.0%
-------------------------------------------------------------------------------------------------
Biocompatibles International plc Wts., Exp. 4/99                          21,625              433
-------------------------------------------------------------------------------------------------
Milano Assicurazioni Wts., Exp. 6/02                                       9,880               --
-------------------------------------------------------------------------------------------------
PT Pan Indonesia Bank Wts., Exp. 6/00                                     78,032              795
                                                                                        ----------
Total Rights, Warrants and Certificates (Cost $1,733)                                       1,228


                10 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Face             Market Value
                                                                    Amount           See Note 1
=================================================================================================
Repurchase Agreements--11.2%
-------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.73%
dated 2/26/99, to be repurchased at $1,900,749 on 3/1/99,
collateralized by U.S. Treasury Nts., 5.375%-7.875%,
6/30/99-2/15/07, with a value of $1,950,357
(Cost $1,900, 000)                                                  $  1,900,000     $  1,900,000

-------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $17,347,199)                             105.7%      17,987,317
-------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                       (5.7)        (968,800)
                                                                    ------------     ------------
Net Assets                                                                 100.0%    $ 17,018,517
                                                                    ============     ============

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $74,717 or 0.44% of the Fund's net assets as of February 28, 1999.

Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

Country                                    Market Value                 Percent
-------------------------------------------------------------------------------
Great Britain                              $ 5,694,378                     31.7%
-------------------------------------------------------------------------------
United States                                2,282,906                     12.7
-------------------------------------------------------------------------------
France                                       2,079,550                     11.6
-------------------------------------------------------------------------------
The Netherlands                              1,457,731                      8.1
-------------------------------------------------------------------------------
Singapore                                      977,783                      5.4
-------------------------------------------------------------------------------
Australia                                      749,330                      4.2
-------------------------------------------------------------------------------
Switzerland                                    716,042                      3.9
-------------------------------------------------------------------------------
Japan                                          679,132                      3.8
-------------------------------------------------------------------------------
Portugal                                       498,056                      2.8
-------------------------------------------------------------------------------
Spain                                          467,291                      2.6
-------------------------------------------------------------------------------
Sweden                                         436,562                      2.4
-------------------------------------------------------------------------------
Ireland                                        305,500                      1.7
-------------------------------------------------------------------------------
Germany                                        298,269                      1.6
-------------------------------------------------------------------------------
Brazil                                         284,542                      1.6
-------------------------------------------------------------------------------
China                                          283,953                      1.6
-------------------------------------------------------------------------------
Mexico                                         214,084                      1.1
-------------------------------------------------------------------------------
Panama                                         158,813                      0.9
-------------------------------------------------------------------------------
Norway                                         124,802                      0.7
-------------------------------------------------------------------------------
Other                                          278,593                      1.6
                                           -----------              -----------
Total                                      $17,987,317                    100.0%
                                           ===========              ===========

See accompanying Notes to Financial Statements.


                11 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================
Assets
Investments, at value (including repurchase agreement
of $1,900,000) (cost $17,347,199)--see accompanying statement      $ 17,987,317
-------------------------------------------------------------------------------
Cash                                                                     80,872
-------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency
exchange contracts--Note 5                                               14,585
-------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      121,811
Interest and dividends                                                   15,467
Other                                                                    15,976
                                                                   ------------
Total assets                                                         18,236,028

===============================================================================
Liabilities
Unrealized depreciation on forward foreign currency
exchange contracts--Note 5                                                1,749
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,149,181
Shares of beneficial interest redeemed                                   35,113
Trustees' compensation--Note 1                                           19,208
Other                                                                    12,260
                                                                   ------------
Total liabilities                                                     1,217,511

===============================================================================
Net Assets                                                         $ 17,018,517
                                                                   ============

===============================================================================
Composition of Net Assets
Paid-in capital                                                    $ 16,049,161
-------------------------------------------------------------------------------
Overdistributed net investment income                                   (79,279)
-------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                           395,388
-------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies             653,247
                                                                   ------------
Net Assets                                                         $ 17,018,517
                                                                   ============


                12 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $11,903,509 and 957,210
shares of beneficial interest outstanding)                                $12.44
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                             $13.20

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $4,172,019 and 338,168 shares of beneficial
interest outstanding)                                                     $12.34

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net assets
of $942,989 and 76,432 shares of beneficial
interest outstanding)                                                     $12.34

See accompanying Notes to Financial Statements.


                13 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================
Investment Income
Dividends (net of foreign withholding taxes of $15,089)              $   66,717
-------------------------------------------------------------------------------
Interest                                                                 28,152
                                                                     ----------
Total income                                                             94,869

===============================================================================
Expenses
Management fees--Note 4                                                  54,373
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                   7,027
Class B                                                                  15,485
Class C                                                                   3,399
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                    23,209
-------------------------------------------------------------------------------
Trustees' compensation--Note 1                                           20,577
-------------------------------------------------------------------------------
Shareholder reports                                                      13,753
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                               8,464
-------------------------------------------------------------------------------
Custodian fees and expenses                                               3,767
-------------------------------------------------------------------------------
Registration and filing fees                                                874
-------------------------------------------------------------------------------
Other                                                                     6,521
                                                                     ----------
Total expenses                                                          157,449
Less expenses paid indirectly--Note 4                                    (2,334)
                                                                     ----------
Net expenses                                                            155,115

===============================================================================
Net Investment Loss                                                     (60,246)

===============================================================================
Realized and Unrealized Gain
Net realized gain on:
Investments                                                             128,078
Foreign currency transactions                                           354,219
                                                                     ----------
Net realized gain                                                       482,297

-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                           1,986,796
Translation of assets and liabilities denominated
in foreign currencies                                                  (373,995)
                                                                     ----------
Net change                                                            1,612,801
                                                                     ----------
Net realized and unrealized gain                                      2,095,098

===============================================================================
Net Increase in Net Assets Resulting from Operations                 $2,034,852
                                                                     ==========

See accompanying Notes to Financial Statements.


                14 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                   Ended                    Period Ended
                                                                   February 28,             August 31,
                                                                   1999 (Unaudited)         1998(1)
========================================================================================================
Operations
Net investment income (loss)                                       $    (60,246)            $     19,038
--------------------------------------------------------------------------------------------------------
Net realized gain                                                       482,297                  838,299
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                 1,612,801                 (959,554)
                                                                   ------------             ------------
Net increase (decrease) in net assets resulting from operations       2,034,852                 (102,217)

========================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                                 (39,378)                      --
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                (653,224)                      --
Class B                                                                (222,713)                      --
Class C                                                                 (49,271)                      --

========================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                               1,532,057                9,607,137
Class B                                                               1,296,353                2,782,183
Class C                                                                 275,189                  557,549

========================================================================================================
Net Assets
Total increase                                                        4,173,865               12,844,652
--------------------------------------------------------------------------------------------------------
Beginning of period                                                  12,844,652                       --
                                                                   ------------             ------------
End of period [including undistributed (overdistributed)
net investment income of $(79,279) and $20,345, respectively]      $ 17,018,517             $ 12,844,652
                                                                   ============             ============

1. For the period from November 17, 1997 (commencement of operations) to August 31, 1998.

See accompanying Notes to Financial Statements


                15 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                    Class A
                                                    ----------------------------
                                                    Six Months        Period
                                                    Ended             Ended
                                                    February 28,      August 31,
                                                    1999 (Unaudited)  1998/(1)/
================================================================================
Per Share Operating Data
Net asset value, beginning of period                $ 11.52               $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  (.05)                 .03
Net realized and unrealized gain                       1.85                 1.49
                                                    -------               ------
Total income from investment operations                1.80                 1.52

--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.04)                  --
Distributions from net realized gain                   (.84)                  --
                                                    -------               ------
Total dividends and distributions to shareholders      (.88)                  --
--------------------------------------------------------------------------------
Net asset value, end of period                      $ 12.44               $11.52
                                                    =======               ======

================================================================================
Total Return, at Net Asset Value/(2)/                 16.47%               15.20%

================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $11,904               $9,605
--------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 9,911               $6,482
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 (0.70)%/(3)/          0.44%/(3)/
Expenses/(4)/                                          2.30%/(3)/           1.77%/(3)/
--------------------------------------------------------------------------------
Portfolio turnover rate/(5)/                            129%                 239%

1. For the period from November 17, 1997 (commencement of operations) to August 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.


                16 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class B                                       Class C
---------------------------------             -----------------------------
Six Months             Period                 Six Months         Period
Ended                  Ended                  Ended              Ended
February 28,           August 31,             February 28,       August 31,
1999 (Unaudited)       1998/(1)/              1999 (Unaudited)   1998/(1)/
===========================================================================

$11.45                 $10.00                 $11.45                 $10.00
---------------------------------------------------------------------------

  (.05)                  (.01)                  (.04)                  (.04)
  1.78                   1.46                   1.77                   1.49
------                 ------                 ------                 ------
  1.73                   1.45                   1.73                   1.45

---------------------------------------------------------------------------

    --                     --                     --                     --
  (.84)                    --                   (.84)                    --
------                 ------                 ------                 ------
  (.84)                    --                   (.84)                    --
---------------------------------------------------------------------------
$12.34                 $11.45                 $12.34                 $11.45
======                 ======                 ======                 ======

===========================================================================
 15.92%                 14.50%                 15.92%                 14.50%

===========================================================================

$4,172                 $2,631                 $  943                 $  609
---------------------------------------------------------------------------
$3,131                 $1,187                 $  687                 $  454
---------------------------------------------------------------------------

 (1.55)%/(3)/           (0.38)%/(3)/           (1.56)%/(3)/         (0.66)%/(3)/
  3.15%/(3)/             2.67%/(3)/             3.15%/(3)/           2.58%/(3)/
---------------------------------------------------------------------------
   129%                   239%                   129%                   239%

4. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $19,134,456 and $16,341,179, respectively.

See accompanying Notes to Financial Statements.


                17 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation to make your investment grow. It emphasizes investments in common stocks and other equity securities of "small-cap" companies outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge, except for purchases greater than $1 million. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
            The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                18 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 1999, a provision of $14,760 was made for the Fund's projected benefit obligations and payments of $7 were made to retired trustees, resulting in an accumulated liability of $17,611 as of February 28, 1999.
            The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.
--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


                19 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:

                                                  Six Months Ended February 28, 1999           Period Ended August 31, 1998(1)
                                                  ----------------------------------           ----------------------------------
                                                  Shares                Amount                 Shares                Amount
---------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                               443,969              $  5,276,961           1,018,740             $ 11,907,503
Dividends and
distributions reinvested                            57,034                   639,347                  --                       --
Redeemed                                          (377,159)               (4,384,251)           (185,374)              (2,300,366)
                                                  --------              ------------           ---------             ------------
Net increase                                       123,844              $  1,532,057             833,366             $  9,607,137
                                                  ========              ============           =========             ============

---------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                               165,502              $  1,955,870             308,085             $  3,685,253
Dividends and
distributions reinvested                            19,511                   217,543                  --                       --
Redeemed                                           (76,587)                 (877,060)            (78,343)                (903,070)
                                                  --------              ------------           ---------             ------------
Net increase                                       108,426              $  1,296,353             229,742             $  2,782,183
                                                  ========              ============           =========             ============

---------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                                32,179              $    374,900              93,920             $  1,083,570
Dividends and
distributions reinvested                             4,411                    49,186                  --                       --
Redeemed                                           (13,313)                 (148,897)            (40,765)                (526,021)
                                                  --------              ------------           ---------             ------------
Net increase                                        23,277              $    275,189              53,155             $    557,549
                                                  ========              ============           =========             ============

1. For the period from November 17, 1997 (commencement of operations) to August 31, 1998.


                20 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments
As of February 28, 1999, net unrealized appreciation on investments of $640,118 was composed of gross appreciation of $1,713,555, and gross depreciation of $1,073,437.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the six months ended February 28, 1999, was 0.80% of average annual net assets of each class of shares.
            For the six months ended February 28, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $34,941, of which $10,594 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $2,930, $32,226 and $2,221, respectively. The amount paid to an affiliated broker/dealer for Class B shares was $2,911. During the six months ended February 28, 1999, OFDI received contingent deferred sales charges of $4,044 upon redemption of Class B shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


                21 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal service for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI retained $13,931 and $3,158, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $88,668 for Class B and $8,350 for Class C.

================================================================================
5. Forward Contracts
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.
            The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.
            Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
            Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
            Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


                22 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
As of February 28, 1999, outstanding forward contracts were as follows:

                                                          Contract
                                   Expiration             Amount          Valuation as of        Unrealized        Unrealized
Contract Description               Dates                  (000s)          February 28, 1999      Appreciation      Depreciation
-------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase

British Pound
Sterling (GBP)                     3/2/99-3/3/99              48GBP       $ 76,626               $    --           $  102
Euro (EUR)                         3/31/99                   335EUR        368,819                    --            1,647
                                                                                                 -------           ------
                                                                                                      --            1,749
                                                                                                 -------           ------
Contracts to Sell

Japanese Yen (JPY)                 4/13/99                27,903JPY        236,404                14,585               --
                                                                                                 -------           ------
Total Unrealized Appreciation
and Depreciation                                                                                 $14,585           $1,749
                                                                                                 =======           ======

================================================================================
6. Illiquid and Restricted Securities
As of February 28, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.

================================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
            The Fund had no borrowings outstanding during the six months ended February 28, 1999.


                23 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
Oppenheimer International Small Company Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees               Leon Levy, Chairman of the Board of Trustees
                                    Donald W. Spiro, Vice Chairman of the Board of Trustees
                                    Bridget A. Macaskill, Trustee and President
                                    Robert G. Galli, Trustee
                                    Benjamin Lipstein, Trustee
                                    Elizabeth B. Moynihan, Trustee
                                    Kenneth A. Randall, Trustee
                                    Edward V. Regan, Trustee
                                    Russell S. Reynolds, Jr., Trustee
                                    Pauline Trigere, Trustee
                                    Clayton K. Yeutter, Trustee
                                    Nicholas Horsley, Vice President
                                    George C. Bowen, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Andrew J. Donohue, Secretary
                                    Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor                  OppenheimerFunds, Inc.

================================================================================
Distributor                         OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder            OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                        The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors                KPMG LLP

================================================================================
Legal Counsel                       Gordon Altman Butowsky Weitzen Shalov & Wein

                                    The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                                    This is a copy of a report to shareholders of Oppenheimer International Small Company Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Small Company Fund. For material information concerning the Fund, see the Prospectus.
                                    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                24 Oppenheimer International Small Company Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

=============================================================================================
Real Asset Funds
---------------------------------------------------------------------------------------------
Real Asset Fund                 Gold & Special Minerals Fund

=============================================================================================
Global Stock Funds
---------------------------------------------------------------------------------------------
Developing Markets Fund         International Growth Fund         Global Growth & Income Fund
International Small             Global Fund                       Europe Fund
  Company Fund                  Quest Global Value Fund

=============================================================================================
Stock Funds
---------------------------------------------------------------------------------------------
Enterprise Fund                 MidCap Fund                       Growth Fund
Discovery Fund                  Capital Appreciation Fund         Large Cap Growth Fund
Quest Small Cap Value Fund      Quest Capital Value Fund          Disciplined Value Fund
                                                                  Quest Value Fund

=============================================================================================
Stock & Bond Funds
---------------------------------------------------------------------------------------------
Main Street Growth &            Total Return Fund                 Multiple Strategies Fund
  Income Fund/1/                Quest Balanced                    Disciplined Allocation Fund
Quest Opportunity                 Value Fund                      Convertible Securities Fund
  Value Fund                    Capital Income Fund2

=============================================================================================
Taxable Bond Funds
---------------------------------------------------------------------------------------------
International Bond Fund         Champion Income Fund              U.S. Government Trust
World Bond Fund                 Strategic Income Fund             Limited-Term Government Fund
High Yield Fund                 Bond Fund

=============================================================================================
Municipal Bond Funds
---------------------------------------------------------------------------------------------
California Municipal Fund/3/    Pennsylvania Municipal Fund3      Rochester Division:
Florida Municipal Fund/3/       Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund/3/    Insured Municipal Fund            Limited Term New York
New York Municipal Fund/3/      Intermediate Municipal Fund         Municipal Fund

=============================================================================================
Money Market Funds/4/
---------------------------------------------------------------------------------------------
Money Market Fund               Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                25 Oppenheimer International Small Company Fund

                     This page is intentionally left blank

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                                                     APRIL 29, 1999

RS0815.001.0299                                       [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.